Loans and other financial assets at amortized cost - Changes in gross carrying amount of due from banks (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		₩ 437,012,684
Changes in gross carrying amount of due from financial institutions [Abstract]
Ending balance		456,607,279	₩ 437,012,684
Loans and other financial assets at amortized cost
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		3,006,989	2,872,918	₩ 2,515,273
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase (decrease)		(1,154,265)	166,693	282,987
Changes due to business combinations		113,000
Others	[1]	695	(32,622)	74,658
Ending balance		1,966,419	3,006,989	2,872,918
Loans and other financial assets at amortized cost | Stage 1
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		3,006,989	2,872,918	2,515,273
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase (decrease)		(1,154,265)	166,693	282,987
Changes due to business combinations		113,000
Others	[1]	695	(32,622)	74,658
Ending balance		1,966,419	3,006,989	2,872,918
Loans and other financial assets at amortized cost | Stage 2
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		0	0	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase (decrease)		0	0	0
Changes due to business combinations		0
Others	[1]	0	0	0
Ending balance		0	0	0
Loans and other financial assets at amortized cost | Stage 3
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		0	0	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase (decrease)		0	0	0
Changes due to business combinations		0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Changes due to foreign currencies translation, etc